UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07857

Oppenheimer Commodity Strategy Total Return Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/29/2012

Item 1. Reports to Stockholders.

June 30, 2012

Oppenheimer Commodity Strategy Total Return Fund®	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Sector Allocation of Commodity-Linked Securities
Energy	67.4%
Agriculture	16.3
Livestock	5.7
Industrial Metals	4.8
Precious Metals	3.7

Portfolio holdings and allocations are subject to change. Percentages are as of June 29, 2012, and represent the relative economic exposure, by sector, of the Fund’s commodity-linked investments. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund’s allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.

Portfolio Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of June 29, 2012, and are based on the total market value of investments.

*Represents a value of less than 0.05%.

7	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please note that the Fund invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

Class A shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class I shares of the Fund were first publicly offered on 4/27/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

8	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 29, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES

Actual	Beginning Account Value January 1, 2012	Ending Account Value June 29, 2012	Expenses Paid During 6 Months Ended June 29, 2012[1,2]
Class A	$1,000.00	$913.20	$5.88
Class B	1,000.00	909.60	10.69
Class C	1,000.00	914.10	9.80
Class I	1,000.00	879.70	1.10
Class N	1,000.00	911.80	7.59
Class Y	1,000.00	916.40	4.66

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.59	6.21
Class B	1,000.00	1,013.60	11.26
Class C	1,000.00	1,014.54	10.31
Class I	1,000.00	1,021.36	3.40
Class N	1,000.00	1,016.81	8.01
Class Y	1,000.00	1,019.88	4.91

1. Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/366 to reflect the period from April 27, 2012 (inception of offering) to June 29, 2012.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

10	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 29, 2012 for Classes A, B, C, N and Y and for the period from April 27, 2012 (inception of offering) to June 29, 2012 for Class I are as follows:

Class	Expense Ratios
Class A	1.24%
Class B	2.25
Class C	2.06
Class I	0.68
Class N	1.60
Class Y	0.98

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

11	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS    June 29, 2012* / Unaudited

	Shares	Value

Wholly-Owned Subsidiary—25.0%
RAF Fund Ltd.[1,2] (Cost $213,761,211)	4,000,000	$155,599,408

	Principal Amount
Mortgage-Backed Obligations—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4] (Cost $398,721)	$405,715	35,500
U.S. Government Obligations—16.1%
U.S. Treasury Nts.:
0.375%, 8/31/12-7/31/13	8,000,000	8,007,347
0.50%, 10/15/13	10,000,000	10,029,300
0.625%, 7/31/12-7/15/14	23,500,000	23,570,476
0.75%, 8/15/13	5,000,000	5,027,735
1%, 7/15/13-1/15/14	10,000,000	10,092,580
1.25%, 4/15/14	5,500,000	5,591,097
1.375%, 10/15/12-5/15/13	21,000,000	21,145,082
1.75%, 8/15/12-4/15/13	12,000,000	12,095,515
1.875%, 2/28/14	1,500,000	1,538,849
2.25%, 1/31/15	2,000,000	2,096,094
3.125%, 8/31/13	1,000,000	1,033,203
Total U.S. Government Obligations (Cost $99,902,052)		100,227,278
Corporate Bonds and Notes—0.0%
BankUnited, Inc., 8% Unsec. Sub. Nts., Series A, 3/15/09[3] (Cost $6,928,492)	6,938,000	—
Hybrid Instruments—18.3%
Commodity-Linked Securities—18.3%
AB Svensk Eksportkredit, S&P GSCI ER Index Linked Nts., 0%, 9/25/12[5,6,7]	15,000,000	12,673,105
Cargill, Inc.:
S&P GSCI TR Index Linked Nts., 0.707%, 8/24/12[6]	10,000,000	8,448,496
S&P GSCI TR Index Linked Nts., 1.008%, 6/11/13[6]	22,000,000	23,529,967
Goldman Sachs Group, Inc. (The), S&P GSCI ER Index Linked Nts., 0.196%, 10/24/12[5,6]	25,000,000	21,121,842
UBS:
S&P GSCI Industrial Metals TR Index Linked Nts., 0.089%, 10/3/12[5,8,9]	20,000,000	16,892,948
S&P GSCI Precious Metals TR Index Linked Nts, 0.359%, 1/30/13[5,8,10]	9,000,000	7,812,500
S&P GSCI TR Index Linked Nts., 0.261%, 7/2/12[5,6,8]	20,000,000	23,803,373
Total Hybrid Instruments (Cost $121,000,000)		114,282,231
Short-Term Notes—3.0%
Federal Home Loan Bank:
0.09%, 7/25/12	500,000	499,973
0.10%, 9/5/12	1,000,000	999,874
0.11%, 8/10/12	2,000,000	1,999,689
0.11%, 8/24/12	1,000,000	999,843
0.11%, 8/3/12	3,000,000	2,999,696
0.12%, 9/14/12	6,000,000	5,999,136

12	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Principal Amount	Value

Short-Term Notes Continued
Federal Home Loan Bank: Continued
0.15%, 11/16/12	$1,000,000	$999,620
0.15%, 11/28/12	3,000,000	2,998,758
0.16%, 12/19/12	1,000,000	999,438
Total Short-Term Notes (Cost $18,494,388)		18,496,027
	Shares
Investment Company—37.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[1,11] (Cost $236,473,380)	236,473,380	236,473,380
Total Investments, at Value (Cost $696,958,244)	100.3%	625,113,824
Liabilities in Excess of Other Assets	(0.3)	(2,052,829)

Net Assets	100.0%	$623,060,995

Footnotes to Statement of Investments

*June 29, 2012 represents the last business day of the Fund‘s 2012 semiannual period. See Note 1 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 30, 2011[a]	Gross Additions	Gross Reductions	Shares June 29, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	528,337,873	188,045,431	479,909,924	236,473,380
RAF Fund Ltd.[b]	4,000,000	—	—	4,000,000

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$236,473,380	$ 500,347
RAF Fund Ltd.[b]			155,599,408	—

			$392,072,788	$500,347

a. December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

b. Investment in a wholly-owned subsidiary. See Note 1 of the accompanying Notes and individual financial statements of the entity included herein.

2. Non-income producing security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of June 29, 2012 was $35,500, which represents 0.01% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	$398,721	$35,500	$363,221

13	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

5. Represents the current interest rate for a variable or increasing rate security.

6. Security is linked to the S&P GSCI, the S&P GSCI Excess Return Index or the S&P GSCI Total Return Index. The indexes currently contain twenty-eight commodities contracts from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

7. Interest rate is less than 0.0005%.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,508,821 or 7.79% of the Fund’s net assets as of June 29, 2012.

9. Security is linked to the S&P GSCI Industrial Metals Excess Return Index or the S&P GSCI Industrial Metals Total Return Index. The index currently contains five commodities from the industrial metals sector. Individual components in the index are weighted by their respective world production values.

10. Security is linked to the S&P GSCI Precious Metals Total Return Index. The index currently is comprised of gold & silver.

11. Rate shown is the 7-day yield as of June 29, 2012.

See accompanying Notes to Financial Statements.

14	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES    June 29, 20121 / Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $246,723,653)	$233,041,036
Affiliated companies (cost $236,473,380)	236,473,380
Wholly-owned subsidiary (cost $213,761,211)	155,599,408
625,113,824
Cash	118,334
Receivables and other assets:
Interest and dividends	422,883
Shares of beneficial interest sold	15,915
Other	136,575
Total assets	625,807,531
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	2,189,531
Transfer and shareholder servicing agent fees	432,478
Distribution and service plan fees	70,616
Trustees’ compensation	27,914
Other	25,997
Total liabilities	2,746,536
Net Assets	$623,060,995
Composition of Net Assets
Par value of shares of beneficial interest	$204,365
Additional paid-in capital	1,611,521,553
Accumulated net investment loss	(340,635,975)
Accumulated net realized loss on investments	(576,184,528)
Net unrealized depreciation on investments	(71,844,420)
Net Assets	$623,060,995

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

15	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $252,712,162 and 82,723,912 shares of beneficial interest outstanding)	$3.05
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$3.24
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,067,356 and 4,655,239 shares of beneficial interest outstanding)	$3.02
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,512,931 and 22,353,245 shares of beneficial interest outstanding)	$2.98
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,793 and 2,865 shares of beneficial interest outstanding)	$3.07
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,457,651 and 4,813,090 shares of beneficial interest outstanding)	$3.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $275,302,102 and 89,816,554 shares of beneficial interest outstanding)	$3.07

See accompanying Notes to Financial Statements.

16	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS    For the Six Months Ended June 29, 20121 / Unaudited

Investment Income
Interest	$723,193
Dividends from affiliated companies	500,347
Total investment income	1,223,540
Expenses
Management fees	4,509,909
Distribution and service plan fees:
Class A	373,981
Class B	82,948
Class C	394,150
Class N	40,958
Transfer and shareholder servicing agent fees:
Class A	634,267
Class B	68,852
Class C	190,843
Class I	1
Class N	52,377
Class Y	1,124,197
Shareholder communications:
Class A	60,525
Class B	10,771
Class C	18,106
Class N	3,672
Class Y	60,251
Trustees’ compensation	19,985
Custodian fees and expenses	16,829
Administration service fees	750
Other	55,963
Total expenses	7,719,335
Less waivers and reimbursements of expenses	(1,576,413)
Net expenses	6,142,922
Net Investment Loss	(4,919,382)

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

17	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS    Unaudited / Continued

Realized and Unrealized Loss
Net realized loss on:
Investments from unaffiliated companies	$(18,334,778)
Wholly-owned subsidiary	(3,781,778)
Net realized loss	(22,116,556)
Net change in unrealized appreciation/depreciation on investments	(44,320,044)
Net Decrease in Net Assets Resulting from Operations	$(71,355,982)

See accompanying Notes to Financial Statements.

18	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 29, 2012[1] (Unaudited)	Year Ended December 30, 2011[1]
Operations
Net investment loss	$(4,919,382)	$(14,315,647)
Net realized gain (loss)	(22,116,556)	50,324,167
Net change in unrealized appreciation/depreciation	(44,320,044)	(81,429,755)
Net decrease in net assets resulting from operations	(71,355,982)	(45,421,235)
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(19,451,404)
Class B	—	(925,950)
Class C	—	(4,505,153)
Class I	—	—
Class N	—	(1,026,742)
Class Y	—	(46,432,334)
	—	(72,341,583)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(49,656,467)	(80,385,037)
Class B	(2,583,570)	(3,876,231)
Class C	(9,590,726)	4,673,204
Class I	10,000	—
Class N	(1,212,838)	552,909
Class Y	(427,251,940)	(384,660,698)
	(490,285,541)	(463,695,853)
Net Assets
Total decrease	(561,641,523)	(581,458,671)
Beginning of period	1,184,702,518	1,766,161,189
End of period (including accumulated net investment loss of $340,635,975 and $335,716,593, respectively)	$623,060,995	$1,184,702,518

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

19	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class A	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.34	$3.66	$3.42	$3.11	$7.51	$6.52
Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	(.04)	(.03)	(.02)	.17	.18
Net realized and unrealized gain (loss)	(.27)	(.07)	.32	.33	(4.29)	1.80
Total from investment operations	(.29)	(.11)	.29	.31	(4.12)	1.98
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.05)	—	(.28)	(.99)
Distributions from net realized gain	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(.21)	(.05)	—	(.28)	(.99)
Net asset value, end of period	$3.05	$3.34	$3.66	$3.42	$3.11	$7.51
Total Return, at Net Asset Value[3]	(8.68)%	(2.93)%	8.61%	9.97%	(54.57)%	30.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252,712	$326,818	$439,204	$457,757	$320,191	$805,066
Average net assets (in thousands)	$310,467	$424,280	$410,353	$385,924	$788,007	$729,503
Ratios to average net assets:[4]
Net investment income (loss)	(1.00)%	(1.00)%	(0.97)%	(0.65)%	2.24%	2.58%
Total expenses[5]	1.57%	1.51%	1.57%	1.68%	1.35%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.24%	1.20%	1.19%	1.23%	1.08%	1.13%
Portfolio turnover rate	29%	21%	38%	51%[7]	86%[7]	52%[7]

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.84%
Year Ended December 30, 2011	1.77%
Year Ended December 31, 2010	1.84%
Year Ended December 31, 2009	1.96%
Year Ended December 31, 2008	1.61%
Year Ended December 31, 2007	1.61%

6. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.51%
Year Ended December 30, 2011	1.46%
Year Ended December 31, 2010	1.46%
Year Ended December 31, 2009	1.51%
Year Ended December 31, 2008	1.34%
Year Ended December 31, 2007	1.37%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530

See accompanying Notes to Financial Statements.

20	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class B	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.63	$3.40	$3.12	$7.39	$6.43
Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.07)	(.06)	(.04)	.11	.12
Net realized and unrealized gain (loss)	(.27)	(.06)	.31	.32	(4.17)	1.75
Total from investment operations	(.30)	(.13)	.25	.28	(4.06)	1.87
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.02)	—	(.21)	(.91)
Distributions from net realized gain	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(.18)	(.02)	—	(.21)	(.91)
Net asset value, end of period	$3.02	$3.32	$3.63	$3.40	$3.12	$7.39
Total Return, at Net Asset Value[3]	(9.04)%	(3.57)%	7.48%	8.97%	(54.80)%	29.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,067	$17,965	$23,489	$28,683	$29,455	$77,686
Average net assets (in thousands)	$16,697	$22,207	$23,528	$27,137	$78,128	$76,819
Ratios to average net assets:[4]
Net investment income (loss)	(2.02)%	(1.80)%	(1.75)%	(1.40)%	1.40%	1.70%
Total expenses[5]	2.83%	2.77%	2.95%	3.01%	2.22%	2.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	2.25%	2.01%	2.00%	2.01%	1.92%	2.03%
Portfolio turnover rate	29%	21%	38%	51%[7]	86%[7]	52%[7]

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	3.10%
Year Ended December 30, 2011	3.03%
Year Ended December 31, 2010	3.22%
Year Ended December 31, 2009	3.29%
Year Ended December 31, 2008	2.47%
Year Ended December 31, 2007	2.58%

6. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	2.52%
Year Ended December 30, 2011	2.27%
Year Ended December 31, 2010	2.27%
Year Ended December 31, 2009	2.29%
Year Ended December 31, 2008	2.17%
Year Ended December 31, 2007	2.27%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530

See accompanying Notes to Financial Statements.

21	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class C	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.26	$3.58	$3.35	$3.08	$7.34	$6.40
Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.06)	(.06)	(.04)	.11	.12
Net realized and unrealized gain (loss)	(.25)	(.07)	.32	.31	(4.15)	1.74
Total from investment operations	(.28)	(.13)	.26	.27	(4.04)	1.86
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.19)	(.03)	—	(.22)	(.92)
Distributions from net realized gain	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(.19)	(.03)	—	(.22)	(.92)
Net asset value, end of period	$2.98	$3.26	$3.58	$3.35	$3.08	$7.34
Total Return, at Net Asset Value[3]	(8.59)%	(3.69)%	7.74%	8.77%	(54.84)%	29.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,513	$82,710	$86,502	$90,170	$ 72,405	$172,402
Average net assets (in thousands)	$79,520	$92,415	$80,967	$78,974	$177,461	$159,408
Ratios to average net assets:[4]
Net investment income (loss)	(1.82)%	(1.76)%	(1.73)%	(1.41)%	1.46%	1.76%
Total expenses[5]	2.40%	2.33%	2.45%	2.59%	2.15%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	2.06%	1.96%	1.96%	1.99%	1.87%	1.96%
Portfolio turnover rate	29%	21%	38%	51%[7]	86%[7]	52%[7]

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	2.67%
Year Ended December 30, 2011	2.59%
Year Ended December 31, 2010	2.72%
Year Ended December 31, 2009	2.87%
Year Ended December 31, 2008	2.39%
Year Ended December 31, 2007	2.44%

6. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	2.33%
Year Ended December 30, 2011	2.22%
Year Ended December 31, 2010	2.23%
Year Ended December 31, 2009	2.27%
Year Ended December 31, 2008	2.11%
Year Ended December 31, 2007	2.20%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530

See accompanying Notes to Financial Statements.

22	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Period Ended June 29, 2012[1,2]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$ 3.49
Income (loss) from investment operations:
Net investment loss[3]	— [4]
Net realized and unrealized loss	(.42)

Total from investment operations	(.42)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	—
Net asset value, end of period	$3.07

Total Return, at Net Asset Value[5]	(12.03)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9
Average net assets (in thousands)	$9
Ratios to average net assets:[6]
Net investment loss	(0.47)%
Total expenses[7]	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[8]	0.68%
Portfolio turnover rate	29%

1. For the period from April 27, 2012 (inception of offering) to June 29, 2012. See Note 1 of the accompanying Notes.

2. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Period Ended June 29, 2012	1.21%

8. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Period Ended June 29, 2012	0.95%

See accompanying Notes to Financial Statements.

23	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class N	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.29	$3.61	$3.38	$3.08	$7.43	$6.46
Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	(.05)	(.04)	(.03)	.15	.15
Net realized and unrealized gain (loss)	(.27)	(.06)	.32	.33	(4.23)	1.78
Total from investment operations	(.29)	(.11)	.28	.30	(4.08)	1.93
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.05)	—	(.27)	(.96)
Distributions from net realized gain	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(.21)	(.05)	—	(.27)	(.96)
Net asset value, end of period	$3.00	$3.29	$3.61	$3.38	$3.08	$7.43
Total Return, at Net Asset Value[3]	(8.82)%	(3.08)%	8.21%	9.74%	(54.74)%	29.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,458	$17,044	$18,176	$16,412	$12,219	$22,913
Average net assets (in thousands)	$16,617	$18,734	$16,050	$13,661	$25,985	$20,068
Ratios to average net assets:[4]
Net investment income (loss)	(1.37)%	(1.25)%	(1.23)%	(0.89)%	1.94%	2.17%
Total expenses[5]	2.05%	1.91%	2.06%	2.25%	1.72%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.60%	1.44%	1.45%	1.47%	1.39%	1.53%
Portfolio turnover rate	29%	21%	38%	51%[7]	86%[7]	52%[7]

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	2.32%
Year Ended December 30, 2011	2.17%
Year Ended December 31, 2010	2.33%
Year Ended December 31, 2009	2.53%
Year Ended December 31, 2008	1.97%
Year Ended December 31, 2007	2.15%

6. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.87%
Year Ended December 30, 2011	1.70%
Year Ended December 31, 2010	1.72%
Year Ended December 31, 2009	1.75%
Year Ended December 31, 2008	1.64%
Year Ended December 31, 2007	1.77%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530

See accompanying Notes to Financial Statements.

24	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class Y	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.35	$3.67	$3.43	$3.11	$7.55	$6.55
Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	(.03)	(.02)	(.01)	.20	.22
Net realized and unrealized gain (loss)	(.27)	(.07)	.33	.33	(4.32)	1.80
Total from investment operations	(.28)	(.10)	.31	.32	(4.12)	2.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.22)	(.07)	—	(.32)	(1.02)
Distributions from net realized gain	—	—	—	—	—	—
Total dividends and/or distributions to shareholders	—	(.22)	(.07)	—	(.32)	(1.02)
Net asset value, end of period	$3.07	$3.35	$3.67	$3.43	$3.11	$7.55
Total Return, at Net Asset Value[3]	(8.36)%	(2.57)%	8.99%	10.29%	(54.24)%	30.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,302	$ 740,166	$1,198,790	$838,122	$364,837	$441,305
Average net assets (in thousands)	$638,504	$1,173,253	$ 974,924	$549,032	$500,443	$346,011
Ratios to average net assets:[4]
Net investment income (loss)	(0.75)%	(0.66)%	(0.60)%	(0.21)%	2.75%	3.06%
Total expenses[5]	1.24%	1.11%	1.08%	1.01%	0.87%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	0.98%	0.85%	0.81%	0.73%	0.62%	0.62%
Portfolio turnover rate	29%	21%	38%	51%[7]	86%[7]	52%[7]

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.51%
Year Ended December 30, 2011	1.37%
Year Ended December 31, 2010	1.35%
Year Ended December 31, 2009	1.29%
Year Ended December 31, 2008	1.13%
Year Ended December 31, 2007	1.10%

6. Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.25%
Year Ended December 30, 2011	1.11%
Year Ended December 31, 2010	1.08%
Year Ended December 31, 2009	1.01%
Year Ended December 31, 2008	0.88%
Year Ended December 31, 2007	0.86%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530

See accompanying Notes to Financial Statements.

25	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Commodity Strategy Total Return Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of the Manager.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares. Class B shares are no longer offered for new purchase after June 29, 2012. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on April 27, 2012.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Hybrid Instruments. The Fund invests in hybrid instruments whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The hybrid instruments are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a hybrid instrument is sold or matures.

26	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$7,327,213
Market Value	$35,500
Market Value as a % of Net Assets	0.01%

Investment in RAF Fund Ltd. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager and the Sub-Adviser.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2026. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. For the six months ended June 29, 2012, the Subsidiary has a deficit of $33,221,498 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under

27	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 30, 2011, the Fund utilized $54,791,178 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended December 30, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2015	$183,272,671
2017	374,871,458

Total	$558,144,129

As of June 29, 2012, it is estimated that the capital loss carryforwards would be $558,144,129 expiring by 2017 and $22,116,556 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 29, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

28	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$696,958,244

Gross unrealized appreciation	$5,672,851
Gross unrealized depreciation	(77,517,271)

Net unrealized depreciation	$(71,844,420)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

29	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold (except for the investments in the Subsidiary) are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

30	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

31	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard Inputs Generally Considered by Third-Party Pricing Vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation

32	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$155,599,408	$—	$155,599,408
Mortgage-Backed Obligations	—	35,500	—	35,500
U.S. Government Obligations	—	100,227,278	—	100,227,278
Corporate Bonds and Notes	—	—	—	—
Hybrid Instruments	—	114,282,231	—	114,282,231
Short-Term Notes	—	18,496,027	—	18,496,027
Investment Company	236,473,380	—	—	236,473,380

Total Assets	$236,473,380	$388,640,444	$—	$625,113,824

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

33	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Corporate Bonds and Notes	$(18,039)	$18,039

Total Assets	$(18,039)	$18,039

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 29, 2012[1]		Year Ended December 30, 2011
	Shares	Amount	Shares	Amount
Class A
Sold	15,234,964	$53,009,874	51,342,503	$194,661,347
Dividends and/or distributions reinvested	—	—	5,529,976	18,360,092
Redeemed	(30,405,563)	(102,666,341)	(79,095,267)	(293,406,476)

Net decrease	(15,170,599)	$(49,656,467)	(22,222,788)	$(80,385,037)

Class B
Sold	611,522	$2,076,388	2,128,455	$8,119,178
Dividends and/or distributions reinvested	—	—	261,338	862,473
Redeemed	(1,369,616)	(4,659,958)	(3,444,448)	(12,857,882)

Net decrease	(758,094)	$(2,583,570)	(1,054,655)	$(3,876,231)

Class C
Sold	1,784,231	$5,909,349	8,127,012	$30,333,065
Dividends and/or distributions reinvested	—	—	1,204,709	3,915,317
Redeemed	(4,764,424)	(15,500,075)	(8,143,463)	(29,575,178)

Net increase (decrease)	(2,980,193)	$(9,590,726)	1,188,258	$4,673,204

34	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months Ended June 29, 2012[1]		Year Ended December 30, 2011
	Shares	Amount	Shares	Amount
Class I
Sold	2,865	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	2,865	$10,000	—	$—

Class N
Sold	683,394	$2,272,286	2,181,312	$8,117,336
Dividends and/or distributions reinvested	—	—	279,573	914,205
Redeemed	(1,053,723)	(3,485,124)	(2,312,906)	(8,478,632)

Net increase (decrease)	(370,329)	$(1,212,838)	147,979	$552,909

Class Y
Sold	20,257,601	$68,797,212	116,710,934	$445,205,610
Dividends and/or distributions reinvested	—	—	12,845,626	42,776,058
Redeemed	(151,620,227)	(496,049,152)	(235,394,424)	(872,642,366)

Net decrease	(131,362,626)	$(427,251,940)	(105,837,864)	$(384,660,698)

1. For the six months ended June 29, 2012 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from April 27, 2012 (inception of offering) to June 30, 2012, for Class I shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in the Subsidiary and IMMF, for the six months ended June 29, 2012, were as follows:

	Purchases	Sales
Investment securities	$78,000,000	$145,839,545
U.S. government and government agency obligations	38,612,754	99,280,820

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75

35	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a fee in monthly installments, based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 29, 2012, the Fund paid $1,824,919 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets.

36	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 29, 2012 were as follows:

Class B	$3,338,842
Class C	5,433,234
Class N	655,464

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
June 29, 2012	$68,199	$3,105	$26,960	$4,161	$330

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board of Trustees. During the six months ended June 29, 2012, the Manager waived $1,169,890.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 29, 2012, the Manager waived fees and/or reimbursed the Fund $224,524 for IMMF management fees.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to March 1, 2012. Effective March 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

37	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

During the six months ended June 29, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$104,283
Class B	26,288
Class C	33,372
Class N	15,339
Class Y	2,717

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Restricted Securities

As of June 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

7. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual

38	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

39	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

SPECIAL SHAREHOLDER MEETING    Unaudited

On February 29, 2012, a shareholder meeting of Oppenheimer Commodity Strategy Total Return Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting Proposal No. 2 (including all of its sub-proposals) and Proposal No. 3 were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
William L. Armstrong	179,858,494	4,044,153
Edward L. Cameron	179,784,129	4,118,518
Jon S. Fossel	180,031,903	3,870,743
Sam Freedman	179,885,652	4,016,994
Richard F. Grabish	179,891,181	4,011,466
Beverly L. Hamilton	180,107,551	3,795,095
Robert J. Malone	180,042,685	3,859,962
F. William Marshall, Jr.	180,009,521	3,893,125
Victoria J. Herget	180,055,038	3,847,609
Karen L. Stuckey	180,097,741	3,804,905
James D. Vaughn	180,040,461	3,862,186
William F. Glavin, Jr.	179,994,263	3,908,383

2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote
152,932,867	4,151,965	2,870,923	23,946,891

2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote
154,404,918	2,655,261	2,895,580	23,946,891

2b-2: Proposal to remove the additional fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote
154,171,262	2,810,931	2,973,567	23,946,891

2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote
152,744,598	4,315,553	2,895,604	23,946,891

2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote
154,362,003	2,721,353	2,872,401	23,946,891

2g-2: Proposal to remove the additional fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote
154,227,602	2,797,014	2,931,139	23,946,891

2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote
152,854,355	4,149,276	2,952,127	23,946,891

40	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote
154,087,771	2,856,821	3,011,163	23,946,891

2o: Proposal to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote
124,212,719	32,783,339	2,940,462	23,946,891

Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote
154,796,434	2,391,373	2,767,950	23,946,891

41	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

42	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Trustees and Officers

William L. Armstrong, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Sam Freedman, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Robert Baker, Vice President

Carol Wolf, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Sub-Adviser	Oppenheimer Real Asset Management, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

43	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Financial Statements for RAF Fund Ltd. (the “Subsidiary”) for the Six Months Ended June 29, 2012
45	Statement of Investments

48	Statement of Assets and Liabilities

49	Statement of Operations

50	Statements of Changes in Net Assets

51	Notes to Financial Statements

44	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

STATEMENT OF INVESTMENTS    June 29, 2012* / Unaudited

			Principal Amount	Value

Mortgage-Backed Obligations—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[1,2] (Cost $82,949)			$239,840	$20,986
U.S. Government Obligations—55.2%
U.S. Treasury Nts.:
0.375%, 10/31/12-7/31/13			8,500,000	8,508,110
0.50%, 11/30/12-11/15/13			6,150,000	6,165,615
0.50%, 10/15/13[3]			16,000,000	16,046,880
0.625%, 1/31/13-2/28/13			8,725,000	8,749,479
0.75%, 8/15/13-9/15/13			5,250,000	5,279,200
1%, 1/15/14			2,200,000	2,223,547
1%, 7/15/13[3]			7,500,000	7,558,598
1.25%, 2/15/14			1,000,000	1,015,156
1.375%, 9/15/12-5/15/13			21,200,000	21,329,214
1.75%, 4/15/13[3]			7,500,000	7,590,825
1.875%, 2/28/14-4/30/14			1,400,000	1,439,165
Total U.S. Government Obligations (Cost $85,653,550)				85,905,789
Short-Term Notes—5.9%
Federal Home Loan Bank:
0.06%, 7/18/12			1,300,000	1,299,923
0.08%, 7/20/12			300,000	299,987
0.10%, 8/29/12			400,000	399,974
0.10%, 9/5/12			2,300,000	2,299,710
0.11%, 8/24/12			450,000	449,929
0.12%, 9/14/12			1,000,000	999,856
0.15%, 11/28/12			1,500,000	1,499,379
0.15%, 11/30/12			1,900,000	1,899,204
Total Short-Term Notes (Cost $9,146,988)				9,147,962
	Expiration Date	Strike Price	Contracts
Options Purchased—0.6%
Corn Futures, 9/14/12 Call[4]	8/27/12	$580	100	331,875
Corn Futures, 9/14/12 Call[4]	8/27/12	620	92	199,525
Crude Oil Futures, 8/21/12 Put[4]	8/17/12	82	36	95,760
Gold 100 Oz. Futures, 8/29/12 Put[4]	7/27/12	1,400	38	4,560
Natural Gas Futures, 7/27/12 Call[4]	7/27/12	3	107	258,940
Wheat Futures, 9/14/12 Call[4]	7/30/12	880	74	15,725
WTI Crude Oil Futures, 7/20/12 Put[4]	7/18/12	83	38	57,380
Total Options Purchased (Cost $863,658)				963,765

45	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value

Investment Company—26.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[5,6] (Cost $40,545,000)	40,545,000	$40,545,000
Total Investments, at Value (Cost $136,292,145)	87.8%	136,583,502
Other Assets Net of Liabilities	12.2	19,015,906

Net Assets	100.0%	$155,599,408

Footnotes to Statement of Investments

* June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

1. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

2. Restricted security. The aggregate value of restricted securities as of June 29, 2012 was $20,986, which represents 0.01% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, CI. ECFD, 3.405%, 1/25/29	8/10/10	$82,949	$20,986	$61,963

3. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $28,483,802. See Note 5 of the accompanying Notes.

4. Non-income producing security.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 30, 2011[a]	Gross Additions	Gross Reductions	Shares June 29, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	77,100,000	111,455,000	148,010,000	40,545,000

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$40,545,000	$92,195

a. December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

6. Rate shown is the 7-day yield as of June 29, 2012.

46	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Futures Contracts as of June 29, 2012 are as follows:
Contract Description	Buy/Sell	Unrealized Appreciation (Depreciation)	Percentage of Fund Net Assets
Agriculture	Buy	$5,826,669	3.75%
Crude	Buy	(6,024,906)	(3.87)
Energy	Buy	(2,639,518)	(1.70)
Industrial Metals	Sell	(85,917)	(0.06)
Livestock	Buy	275,896	0.18
Precious Metals	Sell	23,215	0.02
Soft	Buy	116,521	0.07

		$(2,508,040)	(1.61)%

Written Options as of June 29, 2012 are as follows:
Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Coffee C Futures, 9/18/12	Call	27	$185.000	7/16/12	$9,632	$(12,555)	$(2,923)
Coffee C Futures, 9/18/12	Call	26	175.000	7/16/12	9,080	(31,103)	(22,023)
Coffee C Futures, 9/18/12	Call	25	190.000	7/16/12	6,668	(7,688)	(1,020)
Corn Futures, 9/14/12	Call	100	650.000	8/27/12	41,012	(153,750)	(112,738)
Corn Futures, 9/14/12	Call	92	720.000	8/27/12	62,981	(59,800)	3,181
Cotton No. 2 Futures, 12/6/12	Call	43	78.000	8/20/12	17,059	(23,435)	(6,376)
Crude Oil Futures, 8/21/12	Put	36	72.000	8/17/12	30,887	(20,880)	10,007
Gold 100 Oz. Futures, 8/29/12	Put	38	1,450.000	7/27/12	21,564	(8,740)	12,824
Natural Gas Futures, 7/27/12	Call	107	3.300	7/27/12	56,494	(43,870)	12,624
Wheat Futures, 9/14/12	Call	74	840.000	7/30/12	22,949	(31,913)	(8,964)
WTI Crude Oil Futures, 7/20/12	Put	38	73.000	7/18/12	31,463	(3,420)	28,043

					$309,789	$(397,154)	$(87,365)

See accompanying Notes to Financial Statements.

47	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

STATEMENT OF ASSETS AND LIABILITIES    June 29, 20121 / Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $95,747,145)	$96,038,502
Affiliated companies (cost $40,545,000)	40,545,000
136,583,502
Cash	82,462
Receivables and other assets:
Futures margins	21,580,091
Interest and dividends	250,894
Other	8,670
Total assets	158,505,619
Liabilities
Appreciated options written, at value (premiums received $203,389)	136,710
Depreciated options written, at value (premiums received $106,400)	260,444
Payables and other liabilities:
Futures margins	2,249,874
Investments purchased	195,535
Other	63,648
Total liabilities	2,906,211
Net Assets	$155,599,408
Composition of Net Assets
Par value of shares of beneficial interest	$40,000
Additional paid-in capital	213,240,539
Accumulated net investment income	31,469,813
Accumulated net realized loss on investments	(86,846,896)
Net unrealized depreciation on investments	(2,304,048)
Net Assets—applicable to 4,000,000 shares of beneficial interest outstanding	$155,599,408
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$38.90

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

48	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

STATEMENT OF OPERATIONS    For the Six Months Ended June 29, 20121 / Unaudited

Investment Income
Interest	$320,019
Dividends from affiliated companies	92,195
Total investment income	412,214
Expenses
Management fees	1,169,886
Directors’ compensation	6,231
Custodian fees and expenses	786
Other	26,378
Total expenses	1,203,281
Less waivers and reimbursements of expenses	(35,554)
Net expenses	1,167,727
Net Investment Loss	(755,513)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	456,191
Closing and expiration of option contracts written	107,070
Closing and expiration of futures contracts	(37,802,898)
Net realized loss	(37,239,637)
Net change in unrealized appreciation/depreciation on:
Investments	(296,817)
Futures contracts	4,692,702
Option contracts written	(228,062)
Net change in unrealized appreciation/depreciation	4,167,823
Net Decrease in Net Assets Resulting from Operations	$(33,827,327)

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

49	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 29, 2012[1] (Unaudited)	Year Ended December 30, 2011[1]
Operations
Net investment loss	$(755,513)	$(2,590,994)
Net realized gain (loss)	(37,239,637)	51,244,990
Net change in unrealized appreciation/depreciation	4,167,823	(42,574,654)
Net increase (decrease) in net assets resulting from operations	(33,827,327)	6,079,342
Capital Transactions
Net decrease in net assets resulting from capital transactions	(69,000,000)	(175,000,000)
Net Assets
Total decrease	(102,827,327)	(168,920,658)
Beginning of period	258,426,735	427,347,393
End of period (including accumulated net investment income of $31,469,813 and $32,225,326, respectively)	$155,599,408	$258,426,735

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

50	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

RAF Fund Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (“ORAMI” or the “Sub-Adviser”), a wholly-owned subsidiary of the Manager. As of June 29, 2012, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund (“OCSTRF”). The Manager is also the investment adviser of OCSTRF and ORAMI is also the Sub-Adviser of OCSTRF.

The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund’s directors may further designate classes of participating shares and series within each class. As of June 29, 2012, the directors have not designated classes or series of outstanding participating shares. During the six months ended June 29, 2012, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund’s directors.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$82,949
Market Value	$20,986
Market Value as a % of Net Assets	0.01%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market

51	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Income Taxes. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2026. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund’s tax basis earnings and profits. Distributions are recorded on ex-dividend date. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection

52	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. Securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the

53	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the

54	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

55	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$20,986	$—	$20,986
U.S. Government Obligations	—	85,905,789	—	85,905,789
Short-Term Notes	—	9,147,962	—	9,147,962
Options Purchased	963,765	—	—	963,765
Investment Company	40,545,000	—	—	40,545,000

Total Investments, at Value	41,508,765	95,074,737	—	136,583,502

Other Financial Instruments:
Futures margins	21,580,091	—	—	21,580,091

Total Assets	$63,088,856	$95,074,737	$—	$158,163,593

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(136,710)	$—	$—	$(136,710)
Depreciated options written, at value	(260,444)	—	—	(260,444)
Futures margins	(2,249,874)	—	—	(2,249,874)

Total Liabilities	$(2,647,028)	$—	$—	$(2,647,028)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Capital Transactions

The Fund has authorized 5,000,000 participating shares of $0.01 par value per share. The Fund issued 4,000,000 participating shares for $500,000 on August 15, 2006 in conjunction with OCSTRF’s initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.

Capital transactions were as follows:

	Six Months Ended June 29, 2012	Year Ended December 30, 2011
Contributions	$25,000,000	$—
Withdrawals	(94,000,000)	(175,000,000)

Net decrease	$(69,000,000)	$(175,000,000)

56	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

4. Expenses

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75

Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a fee in monthly installments, based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375

The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors’ fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended June 29, 2012, the Manager waived fees and/or reimbursed the Fund $35,554 for management fees.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly

57	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments Continued

and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This

58	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Valuations of derivative instruments as of June 29, 2012 are as follows:

	Asset Derivatives			Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Commodity contracts	Futures margins	$21,580,091	*	Futures margins	$2,249,874	*
Commodity contracts				Appreciated options written, at value	136,710
Commodity contracts				Depreciated options written, at value	260,444
Commodity contracts	Investments, at value	963,765	**

Total		$22,543,856			$2,647,028

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased options.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investments from unaffiliated companies*	Closing and expiration of option contracts written	Closing and expiration of futures contracts	Total
Commodity contracts	$255,571	$107,070	$(37,802,898)	$(37,440,257)

*Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investments*	Option contracts written	Futures contracts	Total
Commodity contracts	$100,107	$(228,062)	$4,692,702	$4,564,747

*Includes purchased option contracts and purchased swaption contracts, if any.

59	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments Continued

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.

During the six months ended June 29, 2012, the Fund had an ending monthly average market value of $648,795,032 and $63,269,401 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net

60	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased put options on individual commodities to decrease exposure to commodity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual commodities to increase exposure to commodity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the six months ended June 29, 2012, the Fund had an average market value of $139,906 and $83,135 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual commodities to increase exposure to commodity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual commodities to decrease exposure to commodity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the six months ended June 29, 2012, the Fund had an ending monthly average market value of $77,078 and $26,116 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the six months ended June 29, 2012 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of December 30, 2011	—	$—	150	$166,197
Options written	1,882	710,076	1,145	239,063
Options closed or expired	(1,388)	(484,201)	(1,183)	(321,346)

Options outstanding as of June 29, 2012	494	$225,875	112	$83,914

61	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Restricted Securities

As of June 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

7. Financial Highlights

The following represents the total return of the Fund for the six months ended June 29, 2012. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

Six Months Ended June 29, 2012	(19.63)%
Year Ended December 30, 2011	(1.65)%
Year Ended December 31, 2010	15.38%
Year Ended December 31, 2009	9.42%
Year Ended December 31, 2008	(75.33)%
Year Ended December 31, 2007	80.70%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	Six Months Ended June 29,	Year Ended Dec. 30,	Year Ended December 31,
	2012	2011	2010	2009	2008	2007
Ratios to average net assets:
Net investment income (loss)	(0.63)%	(0.66)%	(0.62)%	(0.11)%	4.22%	4.41%
Total expenses	1.01%[1]	0.96%[1]	0.97%[1]	0.99%[1]	0.96%	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	0.96%	0.94%	0.93%	0.96%	0.97%

1. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.04%
Year Ended December 30, 2011	0.96%
Year Ended December 31, 2010	1.00%
Year Ended December 31, 2009	1.05%

8. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other

62	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The

63	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

9. Subsequent Events Evaluation

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 16, 2012, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.

64	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

65	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PRIVACY POLICY

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

66	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.

The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/9/2012